Consolidated Statements of Operations (USD $)	12 Months Ended		81 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Consolidated Statements of Operations [Abstract]
Revenue	$ 3,317,885	$ 911,727	$ 4,329,087
Cost of sales	1,521,156	863,034	2,434,122
Gross profit	1,796,729	48,693	1,894,965
General and administrative expenses	6,063,918	3,084,186	13,940,083
Loss from operations	(4,267,189)	(3,035,493)	(12,045,118)
Other income (expense)
Interest income	4,403	8,476	12,879
Interest expense	(10)	(801,819)	(827,030)
Value of warrants in excess of the amount of additional paid-in capital received in the related private placement of restricted common stock			(2,405,303)
Change in fair value of warrants		(16,173)	4,085,570
Impairment charge - intellectual property			(2,662,000)
Amortization of deferred financing costs		(69,451)	(80,000)
Gain on forgiveness of debt			12,500
Total other income (expense)	4,393	(878,967)	(1,863,384)
Net loss	$ (4,262,796)	$ (3,914,460)	$ (13,908,502)
Weighted average number of common shares outstanding, basic and diluted	2,213,024	1,840,007
Basic and diluted net loss per share attributable to common stockholders	$ (1.93)	$ (2.13)